Trade receivables - Trade receivables from closely monitored countries (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disclosure of geographical areas [line items]
Gross trade receivables	$ 1,429	$ 1,438
Provisions for doubtful trade receivables	(68)	(48)	$ (54)	$ (77)
Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina [member]
Disclosure of geographical areas [line items]
Provisions for doubtful trade receivables	(15)	(13)
Not overdue [member]
Disclosure of geographical areas [line items]
Gross trade receivables	1,137	1,135
Provisions for doubtful trade receivables	(2)	(1)
Not overdue [member] | Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina [member]
Disclosure of geographical areas [line items]
Gross trade receivables	211	209
Past due for more than one year [member]
Disclosure of geographical areas [line items]
Gross trade receivables	49	36
Provisions for doubtful trade receivables	(43)	(31)
Past due for more than one year [member] | Greece, Italy, Portugal, Spain, Brazil, Russia, Turkey, Saudi Arabia, and Argentina [member]
Disclosure of geographical areas [line items]
Gross trade receivables	$ 14	$ 10